UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common stock Common Stock	Class A Common stock	Class B Common Stock Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning at Jan. 27, 2021	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0		$ 431	24,569	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0		4,312,500
Net income (loss)	$ 0		$ 0	0	(1,126)	(1,126)
Balance at the end at Mar. 31, 2021	$ 0		$ 431	24,569	(1,126)	23,874
Balance at the end (in shares) at Mar. 31, 2021	0		4,312,500
Balance at the beginning at Jan. 27, 2021	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 27, 2021	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)						467,528
Balance at the end at Sep. 30, 2021	$ 0		$ 375		(10,319,181)	(10,318,806)
Balance at the end (in shares) at Sep. 30, 2021	0		3,750,000
Balance at the beginning at Jan. 27, 2021	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 27, 2021	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor			$ 431	24,569		25,000
Issuance of Class B common stock to Sponsor (in shares)			4,312,500
Excess cash received over the fair value of the private warrants				1,085,000		1,085,000
Forfeited shares			$ (56)	56
Forfeited shares (in shares)			(562,500)
Contribution from Sponsor upon sale of founder shares to Anchor Investors				6,509,758		6,509,758
Accretion of Class A common stock subject to possible redemption amount		$ (18,406,092)		7,619,383	10,786,709	18,406,092
Net income (loss)					46,738	46,738
Balance at the end at Dec. 31, 2021	$ 0		$ 375	0	(10,739,971)	(10,739,596)
Balance at the end (in shares) at Dec. 31, 2021	0		3,750,000
Balance at the beginning at Mar. 31, 2021	$ 0		$ 431	24,569	(1,126)	23,874
Balance at the beginning (in shares) at Mar. 31, 2021	0		4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0		(443)	(443)
Balance at the end at Jun. 30, 2021	$ 0		$ 431	24,569	(1,569)	23,431
Balance at the end (in shares) at Jun. 30, 2021	0		4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess cash received over the fair value of the private warrants	$ 0		$ 0	1,085,000		1,085,000
Forfeited shares	$ 0		$ (56)	56
Forfeited shares (in shares)	0		(562,500)
Contribution from Sponsor upon sale of founder shares to Anchor Investors	$ 0		$ 0	6,509,758		6,509,758
Accretion of Class A common stock subject to possible redemption amount	0		0	(7,619,383)	(10,786,709)	(18,406,092)
Net income (loss)	0		0		469,097	469,097
Balance at the end at Sep. 30, 2021	$ 0		$ 375		(10,319,181)	(10,318,806)
Balance at the end (in shares) at Sep. 30, 2021	0		3,750,000
Balance at the beginning at Dec. 31, 2021	$ 0		$ 375	0	(10,739,971)	(10,739,596)
Balance at the beginning (in shares) at Dec. 31, 2021	0		3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0		$ 0	0	(3,542,722)	(3,542,722)
Balance at the end at Mar. 31, 2022			$ 375		(14,282,693)	(14,282,318)
Balance at the end (in shares) at Mar. 31, 2022			3,750,000
Balance at the beginning at Dec. 31, 2021	$ 0		$ 375	0	(10,739,971)	(10,739,596)
Balance at the beginning (in shares) at Dec. 31, 2021	0		3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Extinguishment of deferred underwriting commissions on public shares						4,900,000
Net income (loss)						1,056,085
Balance at the end at Sep. 30, 2022	$ 0		$ 375	0	(5,099,235)	(5,098,860)
Balance at the end (in shares) at Sep. 30, 2022	0		3,750,000
Balance at the beginning at Mar. 31, 2022			$ 375		(14,282,693)	(14,282,318)
Balance at the beginning (in shares) at Mar. 31, 2022			3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					3,354,262	3,354,262
Balance at the end at Jun. 30, 2022			$ 375		(10,928,431)	(10,928,056)
Balance at the end (in shares) at Jun. 30, 2022			3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Extinguishment of deferred underwriting commissions on public shares				4,878,300		4,878,300
Reclass from additional paid-in capital to retained earnings				(4,878,300)	4,878,300
Subsequent remeasurement of Class A common stock subject to possible redemption					(293,649)	(293,649)
Net income (loss)					1,244,545	1,244,545
Balance at the end at Sep. 30, 2022	$ 0		$ 375	$ 0	$ (5,099,235)	$ (5,098,860)
Balance at the end (in shares) at Sep. 30, 2022	0		3,750,000